Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss)/income	$ 10,250	$ (9,830)	$ (5,151)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	597	402	293
Allowance for doubtful accounts	321	315	0
Share-based compensation	10,672	12,566	1,178
Deferred income tax	(84)	183	0
Foreign exchange (loss)/gain, net	(3,011)	46	2
Share of loss/(profit) from an associate	(119)	7	0
Realized (gain)/loss on disposal of available-for-sale investments	(14)	102	(47)
Other income from ADR depositary agreement	(214)	0	0
Changes in operating assets and liabilities:
Accounts receivable	(11,628)	(9,087)	1,055
Prepaid expenses and other current assets	(1,911)	(588)	3
Other non-current assets	269	(1,247)	0
Accounts payable	396	(50)	303
Deferred revenue	4,400	2,132	397
Accrued expenses and other current liabilities	1,844	1,043	329
Tax payable	72	250	(28)
Net cash (used in)/provided by operating activities	11,840	(3,756)	(1,666)
Cash flows from investing activities:
Placement of term deposits	(51,463)	(11,279)	(3,954)
Maturities of term deposits	4,331	2,197	5,854
Purchase of available-for-sale investments	0	(13)	(2,163)
Advances to Tianjin Yidatong Technology Development Co., Ltd.	0	(2,279)	(1,760)
Proceeds from the repayment of the advance to Tianjin Yidatong Technology Development Co., Ltd.	2,196	1,921	732
Disbursements from the lending of the housing loans to employees	(79)	(1,798)	0
Proceeds from repayment of housing loans to employees	180	1,200	0
Proceeds from disposal of available-for-sale investments	14	2,181	4,402
Cash paid for investment under equity method	0	(1,007)	0
Purchase of property and equipment and intangible assets	(2,270)	(578)	(407)
Net cash provided by/(used in) investing activities	(47,091)	(9,455)	2,704
Cash flows from financing activities:
Proceeds from initial public offering (net of underwriters' commission of US$6,239)	82,886	0	0
Proceeds from exercising of share options	1,551	0	0
Payments of listing expenses	(3,926)	0	0
Cash contributed by non-controlling interest	0	0	72
Net cash provided by financing activities	82,711	28,893	72
Effect of exchange rate changes on cash and cash equivalents	4,084	580	7
Net increase in cash and cash equivalents	51,544	16,262	1,117
Cash and cash equivalents at the beginning of the year	17,966	1,704	587
Cash and cash equivalents at the end of the year	69,510	17,966	1,704
Supplemental disclosures of cash flow information:
Cash paid for income taxes	16	0	27
Supplemental disclosures of non-cash investing and financing activities:
Accretion of redeemable convertible preferred shares	535	1,533	1,393
Beneficial conversion feature of redeemable convertible preferred shares	0	5,693	0
Conversion of preferred shares to common shares	51,513	0	0
Purchase of property and equipment financed by accounts payable	0	40	13
Series C [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares	0	16,978	0
Supplemental disclosures of non-cash investing and financing activities:
Conversion of preferred shares to common shares	16,983
Series C-1 [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares	2,200	11,915	0
Supplemental disclosures of non-cash investing and financing activities:
Issurance of redeemable convertible preferred Shares not paid until January 2011	0	2,200	0
Conversion of preferred shares to common shares	$ 14,115